Condensed Consolidated Statements Shareholders' Equity - USD ($)	Common Stock [Member] NPS Holdings Limited [Member]	Common Stock [Member]	Redeemable Convertible Shares [Member] NPS Holdings Limited [Member]	Redeemable Convertible Shares [Member]	Additional Paid-In Capital [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Company Stockholders' Equity [Member] NPS Holdings Limited [Member]	Total Company Stockholders' Equity [Member]	Noncontrolling Interest [Member] NPS Holdings Limited [Member]	Noncontrolling Interest [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	NPS Holdings Limited [Member]	Total
Balance at beginning (Predecessor [Member]) at Dec. 31, 2017	$ 342,250,000		$ 27,750,000		$ 3,345,000		$ (436,000)	$ 18,480,000		$ 391,389,000		$ (1,960,000)			$ 389,429,000
Balance at beginning at Dec. 31, 2017																$ 389,429,000
Balance at beginning, shares (Predecessor [Member]) at Dec. 31, 2017	342,250,000		27,750,000
Net income (loss) | Predecessor [Member]								7,617,000		7,617,000		(881,000)			6,736,000	6,736,000
Net income (loss)																6,736,000
Foreign currency translation adjustments | Predecessor [Member]							(16,000)			(16,000)					$ (16,000)
Foreign currency translation adjustments																(16,000)
Conversion of redeemable shares | Predecessor [Member]	$ 6,275,000		$ (6,275,000)
Conversion of redeemable shares
Conversion of redeemable shares, shares | Predecessor [Member]	6,274,566		(6,274,566)
Dividends paid | Predecessor [Member]								(48,210,000)		(48,210,000)
Dividends paid																(48,210,000)
Amount of provision for Zakat | Predecessor [Member]								(766,000)		(766,000)
Amount of provision for Zakat																(766,000)
Balance at end (Predecessor [Member]) at Jun. 06, 2018	$ 348,525,000		$ 21,475,000		$ 3,345,000		$ (452,000)	$ (22,879,000)		$ 350,014,000		$ (2,841,000)
Balance at end (Successor [Member]) at Jun. 06, 2018		$ 56,602,000							$ (4,611,000)		$ 51,991,000
Balance at end at Jun. 06, 2018																51,991,000
Balance at end, shares (Predecessor [Member]) at Jun. 06, 2018	348,524,566		21,475,434
Balance at end, shares (Successor [Member]) at Jun. 06, 2018		11,730,425
Net income (loss) | Successor [Member]									(3,746,000)		(3,746,000)		$ (219,000)			(3,965,000)
Net income (loss)																(3,965,000)
Foreign currency translation adjustments | Successor [Member]
Reclassification of shares previously subject to redemption | Successor [Member]		$ 165,188,000									165,188,000
Reclassification of shares previously subject to redemption																$ 165,188,000
Reclassification of shares previously subject to redemption, shares | Successor [Member]		16,921,700														85,562,769
Reclassification of shares previously subject to redemption, shares																16,921,700
Redeemed shares | Successor [Member]		$ (19,380,000)									(19,380,000)
Redeemed shares																$ (19,380,000)
Redeemed shares, shares | Successor [Member]		(1,916,511)
Redeemed shares, shares																1,916,511
Shares issued to acquire NPS | Successor [Member]		$ 255,537,000									255,537,000
Shares issued to acquire NPS																$ 255,537,000
Shares issued to acquire NPS, shares | Successor [Member]		25,077,277														70,557,580
Shares issued to acquire GES | Successor [Member]		$ 288,848,000									288,848,000
Shares issued to acquire GES																$ 288,848,000
Shares issued to acquire GES, shares | Successor [Member]		28,346,229
Shares issued to related party for loan fee and transaction costs | Successor [Member]		$ 2,719,000									2,719,000
Shares issued to related party for loan fee and transaction costs																2,719,000
Shares issued to related party for loan fee and transaction costs, shares | Successor [Member]		266,809
Shares issued to Backstop Investor | Successor [Member]		$ 48,294,000									48,294,000
Shares issued to Backstop Investor																$ 48,294,000
Shares issued to Backstop Investor, shares | Successor [Member]		4,829,375														16,559,800
Shares issued for IPO underwriting fees | Successor [Member]		$ 3,737,000									3,737,000
Shares issued for IPO underwriting fees																$ 3,737,000
Shares issued for IPO underwriting fees, shares | Successor [Member]		307,465														16,867,265
Shares issued for IPO underwriting fees, shares																307,465
Non-controlling interest | Successor [Member]													(951,000)
Non-controlling interest																$ (951,000)
Acquisition of non-controlling interest during the period | Successor [Member]									995,000		995,000		(995,000)
Acquisition of non-controlling interest during the period
Balance at end (Successor [Member]) at Jun. 30, 2018		$ 801,545,000							$ (7,362,000)		$ 794,183,000		$ (2,165,000)			792,018,000
Balance at end at Jun. 30, 2018																$ 792,018,000
Balance at end, shares (Successor [Member]) at Jun. 30, 2018		85,562,769